Document and Entity Information	Jul. 20, 2020
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	true
Entity Central Index Key	0001499453
Document Type	8-K/A
Document Period End Date	Jul. 20, 2020
Entity Registrant Name	Spirit of Texas Bancshares, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-38484
Entity Tax Identification Number	90-0499552
Entity Address, Address Line One	1836 Spirit of Texas Way
Entity Address, City or Town	Conroe
Entity Address, Postal Zip Code	77301
City Area Code	(936)
Local Phone Number	521-1836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	STXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends and restates in its entirety the Current Report on Form 8-K (the “Original Form 8-K”) filed by Spirit of Texas Bancshares, Inc. (the “Company”) on July 20, 2020. The sole purpose of this Amended Form 8-K is to correct a typographical error in the first Item number referenced in the Original Form 8-K and re-submit the Original Form 8-K under the corrected Item. Instead of referencing Item 2.01, the first Item number referenced in the Original Form 8-K was intended to reference Item 2.02. Other than as set forth in this Explanatory Note, no substantive changes have been made to the Original Form 8-K. This Amended Form 8-K speaks as of the original filing date of the Original Form 8-K does not reflect events that may have occurred after the date and time of the filing of the Original Form 8-K.